Stock-Based Compensation - Schedule of Common Stock Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Common Stock Warrants
Common stock warrants outstanding		141,778	141,778
Warrants Outstanding Exercise Price	$ 2.196	$ 2.196
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	2025-05	2025-05
Common Stock Warrants Related to 2018 Loan and Security Agreement
Common stock warrants outstanding		34,440
Warrants Outstanding Exercise Price	$ 4.026	$ 4.026
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	2028-02	2028-02
Common Stock Warrants
Common stock warrants outstanding		176,218	141,778